UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2013 (Unaudited)

DWS LifeCompass 2015 Fund
	Shares	Value ($)
Equity - Equity Funds 47.7%
DWS Capital Growth Fund "Institutional" (a)	17,310	1,332,163
DWS Core Equity Fund "Institutional" (a)	495,264	11,960,614
DWS Dreman Small Cap Value Fund "Institutional" (a)	7,160	345,317
DWS EAFE Equity Index Fund "Institutional" (a)	464,144	6,827,563
DWS Emerging Markets Equity Fund "Institutional" (a)	119,648	1,974,192
DWS Equity 500 Index Fund "Institutional" (a)	64,491	13,225,162
DWS Global Equity Fund "Institutional" (a)	196,393	1,582,931
DWS Global Growth Fund "Institutional" (a)	39,818	1,133,214
DWS Global Small Cap Growth Fund "Institutional" (a)	25,727	1,263,436
DWS Latin America Equity Fund "S" (a)	5,645	169,799
DWS Small Cap Core Fund "S" (a)	104,353	2,838,389
DWS Small Cap Growth Fund "S"* (a)	8,761	310,389
DWS World Dividend Fund "Institutional" (a)	19,816	566,749

Total Equity - Equity Funds (Cost $32,445,386)		43,529,918
Equity - Exchange-Traded Funds 4.3%
SPDR Barclays Convertible Securities Fund (Cost $3,542,183)	83,681	3,908,740
Fixed Income - Bond Funds 46.3%
DWS Core Fixed Income Fund "Institutional" (a)	1,194,602	11,635,427
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	159,775	485,716
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	95,859	997,893
DWS Enhanced Global Bond Fund "S" (a)	192,534	1,902,240
DWS Floating Rate Fund "Institutional" (a)	283,457	2,681,500
DWS Global Inflation Fund "Institutional" (a)	194,309	1,927,548
DWS High Income Fund "Institutional" (a)	270,795	1,351,268
DWS Short Duration Fund "S" (a)	628,620	5,795,880
DWS U.S. Bond Index Fund "Institutional" (a)	1,489,241	15,502,997

Total Fixed Income - Bond Funds (Cost $42,786,400)		42,280,469
Fixed Income - Exchange-Traded Funds 0.5%
SPDR Barclays Short Term High Yield Bond Fund (Cost $451,323)	14,777	457,939
Market Neutral Fund 1.3%
DWS Diversified Market Neutral Fund "Institutional"* (a) (Cost $1,174,337)	122,900	1,189,671
Fixed Income - Money Market Fund 0.5%
Central Cash Management Fund, 0.07% (a) (b) (Cost $435,317)	435,317	435,317

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $80,834,946) †	100.6	91,802,054
Other Assets and Liabilities, Net	(0.6)	(563,571)

Net Assets	100.0	91,238,483

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $81,772,152.  At November 30, 2013, net unrealized appreciation for all securities based on tax cost was $10,029,902.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,575,137 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,545,235.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2013 is as follows:

Affiliate	Value ($) at 8/31/2013	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 11/30/2013
DWS Capital Growth Fund	3,125,344	—	2,107,149	579,130	—	1,332,163
DWS Core Equity Fund	7,805,972	3,227,081	157,707	269	26,081	11,960,614
DWS Core Fixed Income Fund	16,258,228	121,998	4,883,180	(349,531)	121,998	11,635,427
DWS Diversified Market Neutral Fund	1,219,603	—	19,923	235	—	1,189,671
DWS EAFE Equity Index Fund	8,516,758	42,710	2,658,000	314,802	—	6,827,563
DWS Emerging Markets Equity Fund	1,903,807	61,234	188,000	9,913	—	1,974,192
DWS Enhanced Commodity Strategy Fund	499,342	—	4,000	(678)	—	485,716
DWS Enhanced Emerging Market Fixed Income Fund	981,335	9,104	9,000	(477)	9,104	997,893
DWS Enhanced Global Bond Fund	1,855,771	12,750	22,494	(686)	12,750	1,902,240
DWS Equity 500 Index Fund	15,227,214	62,724	3,534,871	657,385	62,724	13,225,162
DWS Floating Rate Fund	1,001,062	1,725,955	47,020	50	15,955	2,681,500
DWS Global Equity Fund	741,531	769,000	11,835	(119)	—	1,582,931
DWS Global Growth Fund	—	1,135,000	7,288	(73)	—	1,133,214
DWS Global High Income Fund	996,497	10,625	1,031,490	39,128	10,625	—
DWS Global Inflation Fund	2,545,232	7,735	644,000	(38,453)	7,735	1,927,548
DWS Global Small Cap Growth Fund	—	1,248,000	—	—	—	1,263,436
DWS High Income Fund	2,009,553	28,576	732,315	30,777	28,576	1,351,268
DWS International Fund	817,151	—	900,648	106,865	—	—
DWS Latin America Equity Fund	—	174,699	—	—	—	169,799
DWS Short Duration Fund	2,593,412	3,278,604	81,706	(177)	24,604	5,795,880
DWS Small Cap Core Fund	3,035,724	5,616	661,000	172,146	—	2,838,389
DWS Small Cap Growth Fund	—	299,000	—	—	—	310,389
DWS Small Cap Value Fund	—	332,000	—	—	—	345,317
DWS U.S. Bond Index Fund	16,746,608	121,017	1,463,746	(66,806)	121,017	15,502,997
DWS World Dividend Fund	1,161,188	4,766	688,000	101,024	4,766	566,749
Central Cash Management Fund	1,931,573	12,818,055	14,314,311	—	—	435,317
Total	90,972,905	25,496,249	34,167,683	1,554,724	445,935	87,435,375

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund's investments.
	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$43,529,918	$—	$—	$43,529,918
Exchange-Traded Funds(c)	4,366,679	—	—	4,366,679
Bond Funds	42,280,469	—	—	42,280,469
Market Neutral Fund	1,189,671	—	—	1,189,671
Money Market Funds	435,317	—	—	435,317
Total	$91,802,054	$—	$—	$91,802,054

There have been no transfers between fair value measurement levels during the period ended November 30, 2013.

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2014